Fair Value Measurements (Details) (Level 1 [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Marketable securities	$ 10,322	$ 10,881